Earnings per Share	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Earnings per Share
36.	Earnings per Share

(a)	Basic earnings per share for the years ended December 31, 2022, 2023 and 2024 were as follows:

(in Won, except share information)	2022		2023	2024
Profit attributable to controlling interest	￦	3,157,536,155,264	1,698,202,436,726	1,125,379,754,922
Interests of hybrid bonds, net of tax		(1,078,164,383)	—	—
Weighted-average number of common shares outstanding(*1)		75,814,870	75,869,542	75,767,552

Basic earnings per share	￦	41,634	22,383	14,853

(*1)	The weighted-average number of common shares used to calculate basic earnings per share are as follows:

(shares)	2022	2023	2024
Total number of common shares issued	84,571,230	84,571,230	83,761,569
Weighted-average number of treasury shares	(8,756,360)	(8,701,688)	(7,994,017)

Weighted-average number of common shares outstanding	75,814,870	75,869,542	75,767,552

(b)
The Company has potentially issuable common shares due to its exchangeable bonds as of December 31, 2022, 2023 and 2024 and Share-based Payment Program as of December 31, 2022 and 2023
. The effect from the Share-based Payment Program was excluded from the calculation of diluted earnings per share for the year ended December 31, 2022 due to anti-dilutive effect. Meanwhile, diluted earnings per share is equal to basic earnings per share for the year ended December 31, 2023 due to anti-dilutive effect. Diluted earnings per share for the years ended December 31, 2022, 2023 and 2024 are calculated as follows:

(in Won, except share information)	2022		2023	2024
Profit attributable to controlling interest	￦	3,157,536,155,264	1,698,202,436,726	1,125,379,754,922
Interests of hybrid bonds, net of tax		(1,078,164,383)	—	—
Gain from exchange rate on and		(55,751,463,819)	—	(139,569,768,850)
Adjusted weighted-average number of common shares(*1)		78,906,375	75,869,542	77,990,432

Diluted earnings per share	￦	39,296	22,383	12,640

(*1)	The weighted-average number of common shares used to calculate diluted earnings per share are as follows:

(shares)	2022	2023	2024
Weighted-average number of common shares outstanding	75,814,870	75,869,542	75,767,552
Weighted-average number of potential common share	3,091,505	—	2,222,880

Adjusted weighted-average number of common shares	78,906,375	75,869,542	77,990,432